Net Debt - Summary of Net Debt (Detail) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of net debt [abstract]
Cash and cash equivalents	$ 976	$ 1,450
Loans and other borrowings - current	(55)	(292)
Loans and other borrowings - non-current	(2,341)	(2,553)
Lease liabilities-current	(26)	(35)
Lease liabilities-non current	(401)	(384)
Derivative financial instruments hedging debt values	(4)	(67)
Net debt	$ (1,851)	$ (1,881)	$ (2,529)